Loans - Summary of Loan Credit Quality (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Total	$ 687,189	$ 329,073
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	677,020	320,297
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,842	3,197
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	8,327	5,579
Real Estate Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	585,472	284,930
Real Estate Mortgage Loans [Member] | One-to-Four Family Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	155,262	68,169
Real Estate Mortgage Loans [Member] | One-to-Four Family Residential [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	153,965	66,271
Real Estate Mortgage Loans [Member] | One-to-Four Family Residential [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	490	972
Real Estate Mortgage Loans [Member] | One-to-Four Family Residential [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	807	926
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	356,788	192,568
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	351,096	189,979
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	730	1,066
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	4,962	1,523
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	51,520	17,570
Real Estate Mortgage Loans [Member] | Construction and Land [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	49,901	16,705
Real Estate Mortgage Loans [Member] | Construction and Land [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	543	707
Real Estate Mortgage Loans [Member] | Construction and Land [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,076	158
Real Estate Mortgage Loans [Member] | Home Equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	21,902	6,623
Real Estate Mortgage Loans [Member] | Home Equity [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	21,902	6,241
Real Estate Mortgage Loans [Member] | Home Equity [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total		382
Commercial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	100,239	41,417
Commercial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	98,714	38,375
Commercial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	79	70
Commercial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,446	2,972
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,478	2,726
Consumer Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,442	$ 2,726
Consumer Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	$ 36